Note 31 - Commitments and Guarantees (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, letters of credit	$ 113,400	$ 109,200
Surety bond [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	56,500
Contingent liability for guarantees [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 78,600
Bottom of range [member]
Statement Line Items [Line Items]
Leasing period	1
Top of range [member]
Statement Line Items [Line Items]
Leasing period	8